Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$221,623,839.39	0.8426762	$198,491,485.79	0.7547205	$23,132,353.60
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$651,403,839.39	0.7074479	$628,271,485.79	0.6823253	$23,132,353.60

Weighted Avg. Coupon (WAC)	4.62%		4.61%
Weighted Avg. Remaining Maturity (WARM)	50.44		49.62
Pool Receivables Balance	$710,717,487.24		$686,569,948.48
Remaining Number of Receivables	52,634		51,575

Adjusted Pool Balance	$684,964,049.26		$661,831,695.65

III. COLLECTIONS

Principal:
Principal Collections	$23,542,548.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$407,104.52
Total Principal Collections	$23,949,653.16

Interest:
Interest Collections	$2,683,679.37
Late Fees & Other Charges	$44,722.55
Interest on Repurchase Principal	$-
Total Interest Collections	$2,728,401.92

Collection Account Interest	$3,313.18
Reserve Account Interest	$678.01
Servicer Advances	$-

Total Collections	$26,682,046.27

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$26,682,046.27
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$31,408,836.39
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$592,264.57		$592,264.57	$592,264.57
Collection Account Interest					$3,313.18
Late Fees & Other Charges					$44,722.55
Total due to Servicer					$640,300.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$127,433.71		$127,433.71
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$539,157.05		$539,157.05	$539,157.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$25,352,736.00

7. Regular Principal Distribution Amount:					$23,132,353.60

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,132,353.60
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$23,132,353.60		$23,132,353.60
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$23,132,353.60

8. Available Amounts Remaining to Reserve Account					2,220,382.40

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,220,382.40

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,753,437.98
Beginning Period Amount	$25,753,437.98
Current Period Amortization	$1,015,185.16
Ending Period Required Amount	$24,738,252.83
Ending Period Amount	$24,738,252.83
Next Distribution Date Amount	$23,743,056.35

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,220,382.40

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

Current Period Release to Depositor	$2,220,382.40
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		4.90%	5.07%	5.07%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.66%	50,885	98.79%	$678,269,867.77
30 - 60 Days	1.11%	573	0.99%	$6,775,451.09
61 - 90 Days	0.18%	94	0.17%	$1,173,439.94
91 + Days	0.04%	23	0.05%	$351,189.68
		51,575		$686,569,948.48
Total
Delinquent Receivables 61 + days past due	0.23%	117	0.22%	$1,524,629.62
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	119	0.22%	$1,570,543.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	108	0.18%	$1,300,427.07
Three-Month Average Delinquency Ratio	0.22%		0.21%

Repossession in Current Period		43		$712,027.05
Repossession Inventory		51		$539,611.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$604,990.12
Recoveries				$(407,104.52)
Net Charge-offs for Current Period				$197,885.60

Beginning Pool Balance for Current Period				$710,717,487.24

Net Loss Ratio				0.33%
Net Loss Ratio for 1st Preceding Collection Period				0.39%
Net Loss Ratio for 2nd Preceding Collection Period				0.62%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$2,343,729.46
Cumulative Net Losses as a % of Initial Pool Balance				0.24%

Principal Balance of Extensions				$2,593,529.73
Number of Extensions				167

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